Employee benefit (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of information about defined benefit plans [abstract]
Disclosure of defined benefit plans
Defined benefit obligation

(in thousands of euro)	June 30, 2021	December 31, 2020

Allowance for retirement defined benefit	3,411	3,713
Allowance for seniority awards	468	463
Defined benefit obligations	3,879	4,177

Disclosure of net defined benefit liability (asset)
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2020	3,760
Service cost	252
Interest costs	(35)
Actuarial (gain) / loss	200
As of December 31, 2020	4,177
Service cost	291
Interest costs	(22)
Actuarial (gain) / loss	(566)
As of June 30, 2021	3,879